Investments in Equity Investees - Summarized Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 142,890	$ 123,181
Non-current assets	103,307	98,554
Current liabilities	(95,199)	(70,218)
Non-current liabilities	(18,214)	(18,148)
Net assets	132,784	133,369
Non-controlling interests	(6,475)	(6,297)
Net assets, excluding non-controlling interests	126,309	127,072	$ 129,464	$ 121,523
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	139,064	146,350
Non-current assets	99,833	97,656
Current liabilities	(112,094)	(86,946)
Non-current liabilities	(6,656)	(6,926)
Net assets	120,147	150,134
Net assets, excluding non-controlling interests	120,147	150,134	94,647	93,263
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets	13,609	5,393
Non-current assets	30,000	30,000
Current liabilities	(747)	(1,782)
Net assets	42,862	33,611
Net assets, excluding non-controlling interests	$ 42,862	$ 33,611	$ 37,909	$ 18,093